SCHEDULE OF NOTES RECEIVABLE (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Total Notes Receivable
Subtotal	915,112	601,520
Allowance for impairment losses	(915,112)	(601,520)	$ (114,599)
One Thousand Forty Four Pro Llc [Member]
Total Notes Receivable	666,875	436,520
Moji Life, LLC. [Member]
Total Notes Receivable	233,237	150,000
Other [Member]
Total Notes Receivable	$ 15,000	$ 15,000